RYDEX VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY
Variable Account A
OF
KEYPORT LIFE INSURANCE COMPANY
SUPPLEMENT DATED NOVEMBER 1, 2001
TO
PROSPECTUS DATED MAY 1, 2001

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After the close of business on October 31, 2001, Liberty Financial Companies, Inc. ("LFC"), the corporate parent of Keyport Life Insurance Company ("Keyport"), completed the sale of its annuity and bank marketing businesses, which include Keyport, to Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Manila stock exchanges. As a result of the transaction, Keyport is now an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

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Service Office:
P.O. Box 691
Leesburg, VA 20178
(877) 569-3789

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110
RA.SUP(3)	11/01